Subsidiary Guarantors (Tables)	3 Months Ended
Mar. 31, 2014
Condensed Financial Information [Abstract]
Condensed Consolidating Balance Sheet
CONDENSED CONSOLIDATING BALANCE SHEETS
March 31, 2014

	LINN Energy, LLC	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Eliminations	Consolidated
	(in thousands)
ASSETS
Current assets:
Cash and cash equivalents	$33	$62,762	$5,519	$—	$68,314
Accounts receivable – trade, net	—	384,717	138,228	—	522,945
Accounts receivable – affiliates	4,224,068	—	—	(4,224,068)	—
Derivative instruments	—	111,545	3,626	—	115,171
Other current assets	330	59,631	32,114	—	92,075
Total current assets	4,224,431	618,655	179,487	(4,224,068)	798,505

Noncurrent assets:
Oil and natural gas properties (successful efforts method)	—	13,334,488	4,957,390	—	18,291,878
Less accumulated depletion and amortization	—	(3,720,758)	(76,083)	—	(3,796,841)
	—	9,613,730	4,881,307	—	14,495,037

Other property and equipment	—	574,858	84,957	—	659,815
Less accumulated depreciation	—	(121,219)	(1,972)	—	(123,191)
	—	453,639	82,985	—	536,624

Derivative instruments	—	516,732	2,660	—	519,392
Notes receivable – affiliates	95,400	—	—	(95,400)	—
Investments in consolidated subsidiaries	8,458,183	—	—	(8,458,183)	—
Other noncurrent assets, net	104,211	11,220	9,699	—	125,130
	8,657,794	527,952	12,359	(8,553,583)	644,522
Total noncurrent assets	8,657,794	10,595,321	4,976,651	(8,553,583)	15,676,183
Total assets	$12,882,225	$11,213,976	$5,156,138	$(12,777,651)	$16,474,688

LIABILITIES AND UNITHOLDERS’ CAPITAL
Current liabilities:
Accounts payable and accrued expenses	$2,776	$544,000	$250,684	$—	$797,460
Accounts payable – affiliates	—	4,224,068	—	(4,224,068)	—
Derivative instruments	—	19,138	16,209	—	35,347
Other accrued liabilities	128,769	31,906	28,887	—	189,562
Current portion of long-term debt	—	—	207,502	—	207,502
Total current liabilities	131,545	4,819,112	503,282	(4,224,068)	1,229,871

Noncurrent liabilities:
Credit facilities	1,860,000	—	1,173,175	—	3,033,175
Term loan	500,000	—	—	—	500,000
Senior notes, net	4,810,262	—	915,121	—	5,725,383
Notes payable – affiliates	—	95,400	—	(95,400)	—
Derivative instruments	—	—	891	—	891
Other noncurrent liabilities	—	205,932	188,484	—	394,416
Total noncurrent liabilities	7,170,262	301,332	2,277,671	(95,400)	9,653,865

Unitholders’ capital:
Units issued and outstanding	6,066,152	4,834,811	2,315,460	(7,139,737)	6,076,686
Accumulated income (deficit)	(485,734)	1,258,721	59,725	(1,318,446)	(485,734)
	5,580,418	6,093,532	2,375,185	(8,458,183)	5,590,952
Total liabilities and unitholders’ capital	$12,882,225	$11,213,976	$5,156,138	$(12,777,651)	$16,474,688
CONDENSED CONSOLIDATING BALANCE SHEETS
December 31, 2013

	LINN Energy, LLC	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Eliminations	Consolidated
	(in thousands)
ASSETS
Current assets:
Cash and cash equivalents	$52	$1,078	$51,041	$—	$52,171
Accounts receivable – trade, net	—	365,347	122,855	—	488,202
Accounts receivable – affiliates	4,212,348	16,950	—	(4,229,298)	—
Derivative instruments	—	170,534	5,596	—	176,130
Other current assets	330	68,274	30,833	—	99,437
Total current assets	4,212,730	622,183	210,325	(4,229,298)	815,940

Noncurrent assets:
Oil and natural gas properties (successful efforts method)	—	13,074,900	4,813,659	—	17,888,559
Less accumulated depletion and amortization	—	(3,535,890)	(10,394)	—	(3,546,284)
	—	9,539,010	4,803,265	—	14,342,275

Other property and equipment	—	564,756	83,126	—	647,882
Less accumulated depreciation	—	(110,706)	(233)	—	(110,939)
	—	454,050	82,893	—	536,943

Derivative instruments	—	679,491	2,511	—	682,002
Notes receivable – affiliates	86,200	—	—	(86,200)	—
Investments in consolidated subsidiaries	8,433,290	—	—	(8,433,290)	—
Other noncurrent assets, net	108,785	10,968	8,051	—	127,804
	8,628,275	690,459	10,562	(8,519,490)	809,806
Total noncurrent assets	8,628,275	10,683,519	4,896,720	(8,519,490)	15,689,024
Total assets	$12,841,005	$11,305,702	$5,107,045	$(12,748,788)	$16,504,964

LIABILITIES AND UNITHOLDERS’ CAPITAL
Current liabilities:
Accounts payable and accrued expenses	$14,529	$587,774	$247,321	$—	$849,624
Accounts payable – affiliates	—	4,212,348	16,950	(4,229,298)	—
Derivative instruments	—	7,783	20,393	—	28,176
Other accrued liabilities	75,071	59,311	28,993	—	163,375
Current portion of long-term debt	—	—	211,558	—	211,558
Total current liabilities	89,600	4,867,216	525,215	(4,229,298)	1,252,733

Noncurrent liabilities:
Credit facilities	1,560,000	—	1,173,175	—	2,733,175
Term loan	500,000	—	—	—	500,000
Senior notes, net	4,809,055	—	916,428	—	5,725,483
Notes payable – affiliates	—	86,200	—	(86,200)	—
Derivative instruments	—	—	4,649	—	4,649
Other noncurrent liabilities	—	205,406	192,091	—	397,497
Total noncurrent liabilities	6,869,055	291,606	2,286,343	(86,200)	9,360,804

Unitholders’ capital:
Units issued and outstanding	6,282,747	4,833,354	2,315,460	(7,139,737)	6,291,824
Accumulated income (deficit)	(400,397)	1,313,526	(19,973)	(1,293,553)	(400,397)
	5,882,350	6,146,880	2,295,487	(8,433,290)	5,891,427
Total liabilities and unitholders’ capital	$12,841,005	$11,305,702	$5,107,045	$(12,748,788)	$16,504,964

Condensed Consolidating Income Statement
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the Three Months Ended March 31, 2014

	LINN Energy, LLC	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Eliminations	Consolidated
	(in thousands)
Revenues and other:
Oil, natural gas and natural gas liquids sales	$—	$605,761	$333,116	$—	$938,877
Gains (losses) on oil and natural gas derivatives	—	(244,958)	3,465	—	(241,493)
Marketing revenues	—	15,731	14,815	—	30,546
Other revenues	—	5,673	(16)	—	5,657
	—	382,207	351,380	—	733,587
Expenses:
Lease operating expenses	—	104,002	90,031	—	194,033
Transportation expenses	—	37,637	7,993	—	45,630
Marketing expenses	—	10,091	10,981	—	21,072
General and administrative expenses	—	35,737	43,491	—	79,228
Exploration costs	—	1,091	—	—	1,091
Depreciation, depletion and amortization	—	199,170	68,631	—	267,801
Taxes, other than income taxes	—	42,684	23,029	—	65,713
(Gains) losses on sale of assets and other, net	—	(781)	3,367	—	2,586
	—	429,631	247,523	—	677,154
Other income and (expenses):
Interest expense, net of amounts capitalized	(109,650)	(162)	(24,001)		(133,813)
Interest expense – affiliates	—	(1,550)	—	1,550	—
Interest income – affiliates	1,550	—	—	(1,550)	—
Equity in earnings from consolidated subsidiaries	24,893	—	—	(24,893)	—
Other, net	(2,130)	16	(189)	—	(2,303)
	(85,337)	(1,696)	(24,190)	(24,893)	(136,116)
Income (loss) before income taxes	(85,337)	(49,120)	79,667	(24,893)	(79,683)
Income tax expense (benefit)	—	5,685	(31)	—	5,654
Net income (loss)	$(85,337)	$(54,805)	$79,698	$(24,893)	$(85,337)

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the Three Months Ended March 31, 2013

	LINN Energy, LLC	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Eliminations	Consolidated
	(in thousands)
Revenues and other:
Oil, natural gas and natural gas liquids sales	$—	$462,732	$—	$—	$462,732
Losses on oil and natural gas derivatives	—	(108,370)	—	—	(108,370)
Marketing revenues	—	9,852	—	—	9,852
Other revenues	—	4,846	—	—	4,846
	—	369,060	—	—	369,060
Expenses:
Lease operating expenses	—	88,721	—	—	88,721
Transportation expenses	—	27,183	—	—	27,183
Marketing expenses	—	7,374	—	—	7,374
General and administrative expenses	—	58,566	—	—	58,566
Exploration costs	—	2,226	—	—	2,226
Depreciation, depletion and amortization	—	197,441	—	—	197,441
Impairment of long-lived assets	—	57,053	—	—	57,053
Taxes, other than income taxes	—	39,671	—	—	39,671
Losses on sale of assets and other, net	724	2,448	—	—	3,172
	724	480,683	—	—	481,407
Other income and (expenses):
Interest expense, net of amounts capitalized	(100,857)	498	—	—	(100,359)
Interest expense – affiliates	—	(1,142)	—	1,142	—
Interest income – affiliates	1,142	—	—	(1,142)	—
Equity in losses from consolidated subsidiaries	(119,819)	—	—	119,819	—
Other, net	(1,627)	(16)	—	—	(1,643)
	(221,161)	(660)	—	119,819	(102,002)
Loss before income taxes	(221,885)	(112,283)	—	119,819	(214,349)
Income tax expense	—	7,536	—	—	7,536
Net loss	$(221,885)	$(119,819)	$—	$119,819	$(221,885)

Condensed Consolidating Cash Flow Statement
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
For the Three Months Ended March 31, 2014

	LINN Energy, LLC	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Eliminations	Consolidated
	(in thousands)
Cash flow from operating activities:
Net income (loss)	$(85,337)	$(54,805)	$79,698	$(24,893)	$(85,337)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation, depletion and amortization	—	199,170	68,631	—	267,801
Unit-based compensation expenses	—	21,500	—	—	21,500
Amortization and write-off of deferred financing fees	5,791	—	(3,478)	—	2,313
Losses on sale of assets and other, net	—	1,327	—	—	1,327
Equity in earnings from consolidated subsidiaries	(24,893)	—	—	24,893	—
Deferred income taxes	—	5,615	(31)	—	5,584
Derivatives activities:
Total (gains) losses	—	244,958	(3,465)	—	241,493
Cash settlements	—	(11,856)	(2,655)	—	(14,511)
Changes in assets and liabilities:
Increase in accounts receivable – trade, net	—	(18,964)	(15,373)	—	(34,337)
Decrease in accounts receivable – affiliates	10,513	16,950	—	(27,463)	—
Increase in other assets	—	(3,136)	(1,040)	—	(4,176)
Increase (decrease) in accounts payable and accrued expenses	30	20,252	(4,177)	—	16,105
Decrease in accounts payable and accrued expenses – affiliates	—	(10,513)	(16,950)	27,463	—
Increase (decrease) in other liabilities	53,698	(30,648)	(6,330)	—	16,720
Net cash provided by (used in) operating activities	(40,198)	379,850	94,830	—	434,482

Cash flow from investing activities:
Acquisition of oil and natural gas properties and joint-venture funding	—	(25,345)	—	—	(25,345)
Development of oil and natural gas properties	—	(260,093)	(134,750)	—	(394,843)
Purchases of other property and equipment	—	(8,318)	(1,833)	—	(10,151)
Change in notes receivable with affiliate	(9,200)	—	—	9,200	—
Proceeds from sale of properties and equipment and other	(11,230)	544	—	—	(10,686)
Net cash used in investing activities	(20,430)	(293,212)	(136,583)	9,200	(441,025)

	LINN Energy, LLC	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Eliminations	Consolidated
	(in thousands)
Cash flow from financing activities:
Proceeds from borrowings	540,000	—	—	—	540,000
Repayments of debt	(240,000)	—	(1,188)	—	(241,188)
Distributions to unitholders	(240,073)	—	—	—	(240,073)
Financing fees and other, net	682	(35,611)	(2,581)	—	(37,510)
Change in notes payable with affiliate	—	9,200	—	(9,200)	—
Excess tax benefit from unit-based compensation	—	1,457	—	—	1,457
Net cash provided by (used in) financing activities	60,609	(24,954)	(3,769)	(9,200)	22,686

Net increase (decrease) in cash and cash equivalents	(19)	61,684	(45,522)	—	16,143
Cash and cash equivalents:
Beginning	52	1,078	51,041	—	52,171
Ending	$33	$62,762	$5,519	$—	$68,314
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
For the Three Months Ended March 31, 2013

	LINN Energy, LLC	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Eliminations	Consolidated
	(in thousands)
Cash flow from operating activities:
Net loss	$(221,885)	$(119,819)	$—	$119,819	$(221,885)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation, depletion and amortization	—	197,441	—	—	197,441
Impairment of long-lived assets	—	57,053	—	—	57,053
Unit-based compensation expenses	—	11,262	—	—	11,262
Amortization and write-off of deferred financing fees	5,412	—	—	—	5,412
Losses on sale of assets and other, net	—	15,306	—	—	15,306
Equity in losses from consolidated subsidiaries	119,819	—	—	(119,819)	—
Deferred income taxes	—	7,503	—	—	7,503
Derivatives activities:
Total losses	—	108,370	—	—	108,370
Cash settlements	—	85,794	—	—	85,794
Changes in assets and liabilities:
Decrease in accounts receivable – trade, net	—	55,544	—	—	55,544
Decrease in accounts receivable – affiliates	75,257	—	—	(75,257)	—
Increase in other assets	—	(1,327)	—	—	(1,327)
Decrease in accounts payable and accrued expenses	—	(13,609)	—	—	(13,609)
Decrease in accounts payable and accrued expenses – affiliates	—	(75,257)	—	75,257	—
Increase (decrease) in other liabilities	50,738	(23,008)	—	—	27,730
Net cash provided by operating activities	29,341	305,253	—	—	334,594

Cash flow from investing activities:
Acquisition of oil and natural gas properties and joint-venture funding	—	(15,128)	—	—	(15,128)
Development of oil and natural gas properties	—	(235,804)	—	—	(235,804)
Purchases of other property and equipment	—	(25,843)	—	—	(25,843)
Change in notes receivable with affiliate	(10,800)	—	—	10,800	—
Proceeds from sale of properties and equipment and other	(2,413)	189	—	—	(2,224)
Net cash used in investing activities	(13,213)	(276,586)	—	10,800	(278,999)

	LINN Energy, LLC	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Eliminations	Consolidated
	(in thousands)
Cash flow from financing activities:
Proceeds from borrowings	300,000	—	—	—	300,000
Repayments of debt	(145,000)	—	—	—	(145,000)
Distributions to unitholders	(170,954)	—	—	—	(170,954)
Financing fees and other, net	(3,128)	(31,722)	—	—	(34,850)
Change in notes payable with affiliate	—	10,800	—	(10,800)	—
Net cash used in financing activities	(19,082)	(20,922)	—	(10,800)	(50,804)

Net increase (decrease) in cash and cash equivalents	(2,954)	7,745	—	—	4,791
Cash and cash equivalents:
Beginning	107	1,136	—	—	1,243
Ending	$(2,847)	$8,881	$—	$—	$6,034